Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	ARBITRAGE FUNDS
Central Index Key	0001105076
Amendment Flag	false
Document Creation Date	Sep. 27, 2018
Document Effective Date	Sep. 30, 2018
Prospectus Date	Sep. 30, 2018
THE ARBITRAGE FUND | Class R
Prospectus:
Trading Symbol	ARBFX
THE ARBITRAGE FUND | Class I
Prospectus:
Trading Symbol	ARBNX
THE ARBITRAGE FUND | Class C
Prospectus:
Trading Symbol	ARBCX
THE ARBITRAGE FUND | Class A
Prospectus:
Trading Symbol	ARGAX
THE ARBITRAGE EVENT-DRIVEN FUND | Class R
Prospectus:
Trading Symbol	AEDFX
THE ARBITRAGE EVENT-DRIVEN FUND | Class I
Prospectus:
Trading Symbol	AEDNX
THE ARBITRAGE EVENT-DRIVEN FUND | Class C
Prospectus:
Trading Symbol	AEFCX
THE ARBITRAGE EVENT-DRIVEN FUND | Class A
Prospectus:
Trading Symbol	AGEAX
Arbitrage Tactical Equity Fund | Class R
Prospectus:
Trading Symbol	ATQFX
Arbitrage Tactical Equity Fund | Class I
Prospectus:
Trading Symbol	ATQIX
Arbitrage Tactical Equity Fund | Class C
Prospectus:
Trading Symbol	ATQCX
Arbitrage Tactical Equity Fund | Class A
Prospectus:
Trading Symbol	ATQAX
THE WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus:
Trading Symbol	ARCFX
THE WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	ACFIX
THE WATER ISLAND CREDIT OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	ARCCX
THE WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	AGCAX